INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2022 CNY (¥)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2020 CNY (¥)
INVENTORIES
Work in progress	¥ 2,100		¥ 13,600
Inventories	2,106	$ 297	4,178
Written-off of provision for inventories	0		7,980	¥ 8,100
Asset pledged as collateral
INVENTORIES
Inventories	¥ 0		¥ 0